Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Future Minimum Time-Charter Receipts
Future minimum time-charter receipts of the Company’s vessels in operation as of June 30, 2026, based on commitments relating to non-cancellable time charter contracts, are as follows:

Year ending December 31,	Time Charter receipts
2026 (remaining)	24,699
2027	43,803
2028	17,660
2029	17,246
2030 and thereafter	12,611
Total	116,019

Future minimum time-charter receipts of the Company’s vessels under construction as of June 30, 2026, are as follows

Year ending December 31,	Time Charter receipts
2026(remaining)	-
2027	-
2028	3,488
2029	32,081
2030 and thereafter	377,269
Total	412,838